Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Earnings per share
28	Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Net income	114,852,526	65,207,464	135,351,411
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	153,589,125	154,246,831	155,453,871
Dilutive weighted average number of ordinary shares	1,525,232,365	1,525,890,071	1,527,097,111
Basic earnings per share	0.08	0.05	0.10
Diluted earnings per share	0.08	0.05	0.09

In 2020, the Group issued 187,933,720 ordinary shares to the Depositary. No consideration was received by the Group for the issuance. As of December 31, 2022, no share out of the total 187,933,720 ordinary shares were used to settle share-based compensation. The 187,933,720 ordinary shares are legally issued and not outstanding, and do not affect the computation of earnings per share.